UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05149

811-10631

Name of Fund: Merrill Lynch Funds for Institutions Series

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund

Master Institutional Money Market LLC

Master Premier Institutional Fund
Master Institutional Fund
Master Institutional Tax-Exempt Fund

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Barry F.X. Smith, Vice President, Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC, One Financial Center, Boston, Massachusetts, 02111. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (617) 342-1600

Date of fiscal year end: 04/30/2008

Date of reporting period: 05/01/2007 – 07/31/2007

Item 1 – Schedule of Investments

Merrill Lynch Premier Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$21,601,528,700	Merrill Lynch Premier Institutional Portfolio	$21,601,528,700
Total Money Market Funds		21,601,527,700
Total Investments — 100.0%		21,601,527,700
Other Assets in Excess of Liabilities — 0.0%		2,701,576
Net Assets — 100.0%		$21,604,230,276

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Merrill Lynch Institutional Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$22,544,142,865	Merrill Lynch Institutional Portfolio	$22,544,142,865
Total Money Market Funds		22,544,142,865
Total Investments — 100.0%		22,544,142,865
Liabilities in Excess of Other Assets — (0.0%)		(2,275,202)
Net Assets — 100.0%		$22,541,867,663

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Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments

Face Amount	Money Market Funds	Value
$16,940,617,579	Merrill Lynch Institutional Tax-Exempt Portfolio	$16,940,617,579
Total Money Market Funds		16,940,617,579
Total Investments — 100.0%		16,940,617,579
Liabilities in Excess of Other Assets — (0.0%)		(724,689)
Net Assets — 100.0%		$16,939,892,890

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Merrill Lynch Government Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Agency Issues — 15.2%
Fannie Mae**	$15,750,000	5.27%	08/01/07	$15,750,000
**	31,000,000	5.25	10/10/07	30,687,460
**	42,500,000	5.25	12/03/07	41,751,221
	5,000,000	4.88	01/11/08	5,000,000
	19,900,000	3.88	02/01/08	19,757,818
	5,000,000	4.96	02/08/08	5,000,000
Federal Home Loan Banks	5,000,000	5.14	08/24/07	4,983,596
	18,000,000	4.21	09/14/07	18,000,000
	5,000,000	5.00	11/21/07	5,000,000
	10,000,000	4.00	03/10/08	9,923,695
	32,620,000	5.00	03/28/08	32,560,959
Freddie Mac	16,800,000	4.00	08/17/07	16,789,872
	15,000,000	4.45	09/28/07	15,000,000
	15,000,000	4.60	10/05/07	15,000,000
	5,000,000	4.71	10/11/07	4,999,945
	5,000,000	4.75	10/24/07	4,999,948
	47,960,000	5.28	12/18/07	47,948,393
	21,787,000	5.05	02/14/08	21,754,296
Fannie Mae D/N	64,643,000	5.12	12/05/07	63,485,729
	4,195,000	5.08	02/01/08	4,086,186
Freddie Mac D/N	30,329,000	5.06	09/10/07	30,158,484
	64,692,000	5.03	09/21/07	64,231,016
Total U.S. Government Agency Issues (Cost $476,868,618)				476,868,618

U.S. Government Agency Issues — Variable Rate — 19.1%
Federal Farm Credit Banks	175,000,000	5.24	01/11/08	174,984,913
	50,000,000	5.19	06/13/08	49,992,550
Federal Home Loan Banks	50,000,000	5.17	03/14/08	49,987,946
	50,000,000	5.20	03/19/08	49,987,734
	200,000,000	5.21	09/17/08	199,934,430
Freddie Mac	75,000,000	5.17	09/27/07	74,994,086
Total U.S. Government Agency Issues — Variable Rate (Cost $599,881,659)				599,881,659

Face Amount	Issue	Value

Repurchase Agreements — 65.5%
$550,000,000	Credit Suisse LLC, purchased on 07/31/07 to yield 5.30% to 08/01/07, repurchase price of $550,080,972, collateralized by Fannie Mae 0% due from 01/01/25 to 06/01/37 and Freddie Mac 0% due from 05/01/32 to 11/01/44.	$550,000,000
300,000,000	Deutsche Bank Securities Inc., purchased on 07/31/07 to yield 5.31% to 08/01/07, repurchase price of $300,044,250, collateralized by Fannie Mae 5.82% — 6.50% due from 04/01/11 to 08/01/37 and Freddie Mac 4.93% — 6.78% due from 06/01/33 to 06/01/37.	300,000,000
350,000,000	Greenwich Capital Corp., purchased on 07/31/07 to yield 5.29% to 08/01/07, repurchase price of $350,051,430, collateralized by Ginnie Mae 4.50% — 12.00% due from 08/15/08 to 07/15/37.	350,000,000

Repurchase Agreements — (concluded)
$105,000,000	Lehman Brothers Inc., purchased on 07/31/07 to yield 5.20% to 08/01/07, repurchase price of $105,015,167, collateralized by Fannie Mae 4.38% due 10/15/15, Federal Home Loan Bank 3.88% — 4.25% due from 11/13/09 to 01/15/10 and Resolution Funding Corporation Strips 0% — 8.63% due from 07/15/08 to 01/15/29.	$105,000,000
254,177,000	Morgan Stanley & Co., Inc, purchased on 07/31/07 to yield 5.30% to 08/01/07, repurchase price of $254,214,420, collateralized by Fannie Mae 5.00% — 6.50% due from 11/01/20 to 07/01/37 and Freddie Mac 4.49% — 6.24% due from 08/01/21 to 07/01/37.	254,177,000
500,000,000	UBS Warburg LLC, purchased on 07/31/07 to yield 5.29% to 08/01/07, repurchase price of $500,073,472, collateralized by Fannie Mae 0% due from 01/01/34 to 10/01/36 and Freddie Mac 0% due from 11/01/27 to 07/01/37.	500,000,000

Total Repurchase Agreements (Cost $2,059,177,000)	2,059,177,000
Total Investments — 99.8% (Cost $3,135,927,277)	3,135,927,277
Other Assets in Excess of Liabilities — 0.2%	6,757,706
Net Assets — Equivalent to $1.00 Per share on 3,142,684,983 Shares of Beneficial Interest Outstanding — 100.0%	$3,142,684,983

Note — Costs for federal income tax purposes is $3,135,927,277.

*	Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at July 31, 2007. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**	Represents an interest in a pool of FNMA discounted mortgage backed securities.

D/N — Discount Notes

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES    JULY 31, 2007 (Unaudited)    27

Merrill Lynch Treasury Fund
Schedule of Investments

Issue	Face Amount	Interest Rate*	Maturity Date	Value

U.S. Government Issues — 103.4%
U.S. Treasury Bills	$105,812,000	4.65%	08/02/07	$105,798,337
	39,906,000	4.80	08/02/07	39,900,679
	18,232,000	4.56	08/09/07	18,213,525
	26,344,000	4.61	08/09/07	26,317,012
	10,000,000	4.62	08/09/07	9,989,729
	100,000,000	4.63	08/16/07	99,807,000
	95,000,000	4.64	08/16/07	94,816,294
	61,644,000	4.66	08/16/07	61,524,308
	11,663,000	4.84	08/16/07	11,639,504
	1,868,000	4.85	08/16/07	1,864,229
	71,762,000	4.76	08/23/07	71,553,252
	212,000	4.81	08/23/07	211,377
	60,004,000	4.86	08/23/07	59,825,788
	1,948,000	4.89	08/23/07	1,942,185
	10,000,000	4.90	08/23/07	9,970,056
	41,000,000	4.91	08/23/07	40,877,102
	112,000,000	4.93	08/23/07	111,662,843
	40,000,000	4.85	08/30/07	39,843,883
	36,000,000	5.06	08/30/07	35,858,250
	25,000,000	4.65	09/06/07	24,883,750
	12,674,000	4.55	09/20/07	12,593,995
	25,000,000	4.82	09/27/07	24,809,208
	4,078,000	4.77	10/04/07	4,043,408
	55,000,000	4.80	10/04/07	54,531,156
	35,000,000	4.82	10/11/07	34,667,286

U.S. Government Issues — (concluded)
	$40,000,000	4.84%	10/18/07	$39,580,143
	28,719,000	4.85	10/25/07	28,390,297
	15,000,000	4.82	11/01/07	14,817,166
	15,000,000	4.80	11/23/07	14,771,953
	50,000,000	4.81	12/06/07	49,152,451
	65,000,000	4.76	12/13/07	63,848,344
	40,000,000	4.77	12/20/07	39,253,483
U.S. Treasury Notes	72,000,000	2.75	08/15/07	71,937,568
	56,260,000	3.25	08/15/07	56,221,238
	64,000,000	6.13	08/15/07	64,024,955

Total Investments — 103.4% (Cost $1,439,141,754)	1,439,141,754
Liabilities in Excess of Other Assets — (3.4%)	(47,594,374)
Net Assets — Equivalent to $1.00 Per share on 1,391,462,986 Shares of Beneficial Interest Outstanding — 100.0%	$1,391,547,380

Note — Costs for federal income tax purposes is 1,439,141,754.

*	U.S. Treasury Bills are purchased on a discount basis: the interest rate shown is the discount paid at the time of the purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

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Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

By:	______________________________

Robert C. Doll, Jr.,

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	_______________________________

Robert C. Doll, Jr.,

Chief Executive Officer (principal executive officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: September 20, 2007

By:	_______________________________
William M. Breen,

Chief Financial Officer (principal financial officer) of

Merrill Lynch Funds for Institutions Series and Master Institutional Money Market LLC

Date: September 20, 2007